MARKETABLE SECURITIES - Valuation (Details) - At fair value [member] - Trading equity securities [member]	Dec. 31, 2025	Dec. 31, 2024
Expected stock price volatility | Purepoint Uranium
MARKETABLE SECURITIES
Significant unobservable input, assets	1.2797	1.2276
Expected stock price volatility | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.9585	0.9637
Expected stock price volatility | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	1.0144	0.822
Expected stock price volatility | Future Fuels [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	1.4481
Expected life of warrants (years) | Purepoint Uranium
MARKETABLE SECURITIES
Significant unobservable input, assets	1.8	2.9
Expected life of warrants (years) | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.9	1.4
Expected life of warrants (years) | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	1.6	1.3
Expected life of warrants (years) | Future Fuels [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	1.6
Risk free interest rate | Purepoint Uranium
MARKETABLE SECURITIES
Significant unobservable input, assets	0.0255	0.0292
Risk free interest rate | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.0255	0.0292
Risk free interest rate | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.0255	0.0292
Risk free interest rate | Future Fuels [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.0255
Expected dividend yield | Purepoint Uranium
MARKETABLE SECURITIES
Significant unobservable input, assets	0	0
Expected dividend yield | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0	0
Expected dividend yield | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0	0
Expected dividend yield | Future Fuels [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0
Share price | Purepoint Uranium
MARKETABLE SECURITIES
Significant unobservable input, assets	0.44	0.22
Share price | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.7	1.44
Share price | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.61	0.56
Share price | Future Fuels [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.7
Exercise price | Purepoint Uranium
MARKETABLE SECURITIES
Significant unobservable input, assets	0.44	0.4
Exercise price | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	2.52	3.5
Exercise price | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	1.18	1.81
Exercise price | Future Fuels [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.6
Fair value per warrant | Purepoint Uranium
MARKETABLE SECURITIES
Significant unobservable input, assets	0.27	0.14
Fair value per warrant | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.05	0.29
Fair value per warrant | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.18	0.05
Fair value per warrant | Future Fuels [Member]
MARKETABLE SECURITIES
Significant unobservable input, assets	0.48